Client Name:
Client Project Name:	BRAVO 2022-NQM2
Start - End Dates:	6/16/2016 - 6/3/2019
Deal Loan Count:	26

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER2850	ARM terms do not meet guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI106	Debt Ratio Exception >5% and <10%	2
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Compliance	Ability to Repay/Qualified Mortgage	CMPATRQM4821	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Clayton's status determination places loan in a better status than the Lender's status determination.	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3530	TRID - Loan Estimate: At least one section contains formatting that does not comply with the Regulation	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3716	TRID - Curable issue related to the Closing Disclosure in file	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID3754	TRID - Error #3 discovered on Loan Estimate	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4210	TRID - LE: Either both options or neither option was checked for the Servicing topic in the LE Other Considerations section	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4463	TRID - Assumption selection on the CD does not match the clause in the mortgage.	5
Compliance	Federal Consumer Protection	CMPFDCP3206	NMLS License verification found Loan Originator Name does not match ID	2
Compliance	Federal Consumer Protection	CMPFDCP4569	NMLS License verification found Loan Originator Name does not match ID but can identify that the LO is the same	2
Compliance	Federal Consumer Protection	CMPFDCP847	TILA - ARM Loan Program Disclosure after 3 days from application	1
Compliance	State Rate Spread	CMPSRS2051	CA Higher-Priced Loan	1
Total				27

©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.